UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10577

ALLIANCE NEW YORK MUNICIPAL INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2008

Date of reporting period: July 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

Alliance New York Municipal Income Fund

Portfolio of Investments

July 31, 2008 (unaudited)

	Principal
	Amount
	(000)	U.S. $ Value
MUNICIPAL OBLIGATIONS—163.5%
Long-Term Municipal Bonds—162.8%
New York—139.5%
Albany IDA (St. Peters Hosp Proj)
5.75%, 11/15/22	$205	$211,068
Dutchess Cnty IDA (Civil Fac Rev)
5.00%, 8/01/19	380	392,783
Erie Cnty IDA (City of Buffalo Proj)
FSA Series 03
5.75%, 5/01/23	1,250	1,343,600
Hempstead IDA (Adelphi Univ Civic Fac)
Series 02
5.50%, 6/01/32	1,320	1,338,018
Long Island Pwr Auth
FGIC Series 06A
5.00%, 12/01/19	650	672,490
Madison Cnty Hlth Fac (Oneida Hlth Systems)
ASSET GTY Series 01
5.35%, 2/01/31	1,500	1,467,375
Metro Transp Auth Dedicated Tax Fund
Series 02A
5.125%, 11/15/31	5,500	5,513,145
Nassau Cnty Hlth Fac (Nassau Hlth Sys Rev) (Prerefunded)
FSA Series 99
5.75%, 8/01/29	2,400	2,533,032
New York City
Series 04G
5.00%, 12/01/23	780	796,037
Series 04I
5.00%, 8/01/21	1,000	1,025,460
New York City (Prerefunded)
5.50%, 9/15/19	905	1,008,260
5.75%, 3/01/17	940	1,048,805
Series 01B
5.50%, 12/01/31 (a)	5,000	5,456,800
New York City (Unrefunded)
5.50%, 9/15/19	95	102,023
5.75%, 3/01/17	260	284,053
New York City HDC MFHR (Rental Hsg) AMT
Series 02A
5.50%, 11/01/34	1,250	1,191,562
New York City IDA (Brooklyn Navy Yard) AMT
Series 97
5.75%, 10/01/36	2,000	1,938,600
New York City IDA (Magen David Yeshivah Proj)
ACA Series 02
5.70%, 6/15/27	400	377,904
New York City IDA (Terminal One Group Assoc Proj)
Series 05
5.50%, 1/01/24 (b)	200	201,196

New York City Muni Wtr Fin Auth
Series 02A
5.125%, 6/15/34	5,000	5,052,850
Series 03A
5.00%, 6/15/27	2,000	2,028,300
New York City Trust for Cultural Res (Museum of Modern Art)
AMBAC Series 01D
5.125%, 7/01/31	5,000	5,062,350
New York St Dorm Auth
MBIA
5.25%, 8/15/31	5	5,374
New York St Dorm Auth (Cabrini of Westchester)
GNMA
5.10%, 2/15/26	500	494,855
New York St Dorm Auth (FHA Insured Maimonides)
MBIA Series 04
5.75%, 8/01/29	5,000	5,360,100
New York St Dorm Auth (Jewish Brd Fam & Children)
AMBAC Series 03
5.00%, 7/01/23	1,000	1,025,730
New York St Dorm Auth (Mental Hlth Svc)
MBIA
5.25%, 8/15/31	1,990	2,001,562
New York St Dorm Auth (Mental Hlth Svc) (Prerefunded)
MBIA
5.25%, 8/15/31	285	306,335
MBIA Series 01B
5.25%, 8/15/31	3,220	3,461,049
New York St Dorm Auth (North Shore-Long Island Jewish Obligated Group)
5.00%, 5/01/22	345	343,617
New York St Dorm Auth (NYU Hosp Ctr)
5.25%, 7/01/24	200	194,320
Series 07A
5.00%, 7/01/22	300	287,790
New York St Dorm Auth (Willow Towers Proj)
GNMA Series 02
5.40%, 2/01/34	2,500	2,489,700
New York St Dorm Auth Rev
5.00%, 3/15/26 (c)	3,000	3,099,300
New York St Enviro Fac Corp.
5.00%, 6/15/27 (c)	1,500	1,544,655
New York St Enviro Fac Corp.
5.00%, 6/15/24 (c)	1,500	1,565,190
New York St Hsg Fin Agy MFHR (Patchogue Apts) AMT
SONYMA Series 02A
5.35%, 2/15/29	2,090	2,004,791
New York St Mtg Agy SFMR (Mtg Rev) AMT
Series 01-29
5.45%, 4/01/31 (d)	11,000	10,437,460
New York St Pwr Auth
MBIA
5.00%, 11/15/19	1,320	1,413,997
New York St Tobacco Settlement Fin Corp.
AMBAC Series 03A-1
5.25%, 6/01/21	4,000	4,102,320
New York St Urban Dev Corp (Personal Income Tax) (Prerefunded)
Series 02A
5.25%, 3/15/32	5,000	5,416,000

Niagara Cnty Ed Fac (Niagara Univ Proj)
ASSET GTY Series 01A
5.40%, 11/01/31	1,435	1,412,471
Onondaga Cnty IDA (Cargo ACQ) AMT
Series 02
6.125%, 1/01/32	1,000	931,340
Seneca Cnty IDA (New York Chiropractic Coll)
5.00%, 10/01/27	185	172,664
Triborough Brdg & Tunnel Auth (Prerefunded)
Series 01A
5.00%, 1/01/32	4,245	4,551,956
Series 02A
5.125%, 1/01/31	2,500	2,690,850
Triborough Brdg & Tunnel Auth (Unrefunded)
Series 01A
5.00%, 1/01/32	755	758,481
Ulster Cnty IDA (Kingston Regl Sr Living Corp.-Woodland Pond at New Patlz Proj)
6.00%, 9/15/27	300	280,896
Yonkers IDA (Malotz Pavillion Proj)
MBIA Series 99
5.65%, 2/01/39	1,200	1,220,544

		96,619,058

California—1.4%
California
Series 04
5.00%, 2/01/33	1,000	976,530

Colorado—0.6%
Northwest Metro Dist No 3
6.125%, 12/01/25	500	433,875

Florida—5.2%
Capital Region CDD (South Wood)
Series 01A-2
6.85%, 5/01/31	1,155	1,180,341
Hamal CDD (Prerefunded)
Series 01
6.65%, 5/01/21	1,085	1,203,786
Miromar Lakes CDD
Series 00A
7.25%, 5/01/12	1,185	1,173,031

		3,557,158

Illinois—0.7%
Bolingbrook (Bolingbrook-Sales Tax)
6.25%, 1/01/24	500	502,880

Ohio—0.4%
Port Auth of Columbiana Cnty SWFR (Apex Enviro LLC) AMT
Series 04A
7.125%, 8/01/25	300	299,997

Pennsylvania—0.4%
Allegheny Cnty Hosp Dev Auth (West Pennsylvania Hlth Sys)
Series 07A
5.00%, 11/15/17	305	273,073

Puerto Rico—14.6%
Puerto Rico (Pub Impr)
Series 01A
5.50%, 7/01/19	500	512,340
Series 04A
5.25%, 7/01/19	510	513,835

Puerto Rico Elec Pwr Auth
XLCA Series 02-2
5.25%, 7/01/31	3,050	3,342,403
Puerto Rico HFC SFMR (Mtg Rev) AMT
GNMA Series 01C
5.30%, 12/01/28	1,690	1,617,144
Puerto Rico Hwy & Transp Auth (Prerefunded)
Series 02D
5.375%, 7/01/36	3,250	3,503,760
Puerto Rico Pub Bldg Auth
Series N
5.50%, 7/01/22	585	595,267

		10,084,749

Total Long-Term Municipal Bonds (cost $109,942,379)		112,747,320

Short-Term Municipal Notes - 0.7%
New York - 0.7%
New York City Muni Wtr Fin Auth
2.10%, 6/15/32 (e)
(cost $500,000)	500	500,000

Total Investments - 163.5%
(cost $110,442,379)		113,247,320
Other assets less liabilities - (4.6)%		(3,169,542)
Preferred Stock at redemption value - (58.9)%		(40,800,000)

Net Assets Applicable to Common Shareholders - 100.0% (f)		$69,277,778

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
	Notional		Payments	Payments	Unrealized
Swap	Amount	Termination	made by	received by	Appreciation/
Counterparty	(000)	Date	the Portfolio	the Portfolio	(Depreciation)
Merrill Lynch	$ 1,200	7/30/26	4.090%	BMA*	$ (48,925)
Merrill Lynch	1,300	8/09/26	4.063%	BMA*	(54,662)
Merrill Lynch	2,000	11/15/26	4.377%	BMA*	(160,957)

(a)	Position, or a portion thereof, has been segregated to collateralize interest rate swaps.

(b)	Variable rate coupon, rate shown as of July 31, 2008.

(c)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(d)	Position, or portion thereof, has been segregated to collateralize tender option bonds.

(e)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(f)	Portfolio percentages are calculated based on net assets applicable to common shareholders.

* Variable interest rate based on the Securities Industry & Financial Markets Association, formerly the Bond Market Association (BMA).

As of July 31, 2008, the Portfolio held 32% of net assets in insured bonds (of this amount 9% represents the Portfolio’s holding in pre-refunded bonds).

Glossary:

ACA AMBAC AMT ASSET GTY	— — — —	ACA Capital American Bond Assurance Corporation Alternative Minimum Tax (subject to) Asset Guaranty Insurance Company AKA Radian

CDD FGIC FSA GNMA HDC HFC IDA MBIA MFHR SFMR SONYMA SWFR XLCA	— — — — — — — — — — — — —

Community Development District

Financial Guaranty Insurance Company

Financial Security Assurance Inc.

Government National Mortgage Association

Housing Development Corporation

Housing Finance Corporation

Industrial Development Authority/Agency

Municipal Bond Investors Assurance

Multi-Family Housing Revenue

Single Family Mortgage Revenue

State of New York Mortgage Agency

Solid Waste Facility Revenue

XL Capital Assurance Inc.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Alliance New York Municipal Income Fund, Inc.

By:	/s/ Marc O. Mayer
Marc O. Mayer President

Date: September 3, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marc O. Mayer
Marc O. Mayer President

Date: September 3, 2008

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date: September 3, 2008